Common Stock - Summary of Stockholders' Equity Note, Warrants or Rights (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Nov. 30, 2019
Class of Warrant or Right [Line Items]
Shares	1,500,165	491,259
Exercise Price			$ 0.2
Fair Value at Issuance, Net		$ 29,183
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Shares	689,999
Exercise Price	$ 230
Expiration	February 2027
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Shares	376,000
Exercise Price	$ 230
Expiration	February 2027
GEM Warrants [Member]
Class of Warrant or Right [Line Items]
Shares	169,896
Exercise Price	$ 200	$ 200
Expiration	February 2025
2023 Notes Warrants [Member]
Class of Warrant or Right [Line Items]
Shares	264,270
Exercise Price	$ 0.2
Expiration	March 2025
Common Stock Warrants February 2021 [Member]
Class of Warrant or Right [Line Items]
Shares		314,901
Exercise Price		$ 0.2
Expiration		March 24, 2025
Fair Value at Issuance, Net		$ 21,971
Date of Issue		February 2021
Common Stock Warrants March August And October 2020 [Member]
Class of Warrant or Right [Line Items]
Shares		176,358
Exercise Price		$ 0.2
Expiration		March 24, 2025
Fair Value at Issuance, Net		$ 7,212
Date of Issue		March, August and October 2020